Subsequent Events	6 Months Ended
Sep. 30, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
24.	SUBSEQUENT EVENTS

The Company has performed an evaluation of subsequent events through February 13, 2025, which was the date of the condensed consolidated financial statements were issued, and determined that no other events that would have required adjustment or disclosure in the condensed consolidated financial statements.